Earnings (Loss) per share - Schedule of diluted and basic earnings (loss) per share (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings (Loss) per share
Basic (loss)/Income after taxes from continuing operations (attributable to VIA optronics AG shareholders)	€ (11,756,084)	€ (4,919,484)	€ (14,419,176)
Diluted (loss)/Income after taxes from continuing operations (attributable to VIA optronics AG shareholders)	€ (11,756,084)	€ (4,919,484)
Weighted average of shares outstanding basic (in shares)	4,530,701	3,398,330	2,991,600
Weighted average of shares outstanding diluted (in shares)	4,530,701	3,398,330	2,991,600
Basic loss per share in EUR (EUR per Share)	€ (2.59)	€ (1.45)	€ (4.82)
Diluted loss per share in EUR (EUR per Share)	€ (2.59)	€ (1.45)	€ (4.82)